Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,389,700
Previously Paid Amount	0.00
Total Fee Amount	606.22
Total Offset Amount	0.00
Net Fee	606.22
Narrative - Max Aggregate Offering Price	$ 4,389,700
Final Prospectus	true